INCOME TAXES (Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefit) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)
INCOME TAXES [Abstract]
Balance at beginning of year	6,089	3,691	$ 1,412
Additions based on tax positions related to the current year	2,221	2,062
Other - interest and penalty	485	336
Balance at end of year	8,795	6,089	1,412
Reversal of unrecognized tax benefit	5,473